Document and Entity Information	Apr. 22, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001809104
Document Type	8-K
Document Period End Date	Apr. 22, 2021
Entity Registrant Name	FOLEY TRASIMENE ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39299
Entity Tax Identification Number	85-0545098
Entity Address, Address Line One	1701 Village Center Circle
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89134
City Area Code	(702)
Local Phone Number	323-7330
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	WPF.U
Security Exchange Name	NYSE
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	WPF
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	WPF WS
Security Exchange Name	NYSE